FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	9 Months Ended
Mar. 31, 2024
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	03/31/2024	06/30/2023	03/31/2024	06/30/2023
Cash and cash equivalents	16,361,199	48,129,194	—	—
Other financial assets	444,725	657,612	16,453,083	11,922,317
Trade receivables	211,185,318	158,006,474	—	—
Other receivables (*)	14,300,834	12,124,724	—	—
Total	242,292,076	218,918,004	16,453,083	11,922,317
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	03/31/2024	06/30/2023	03/31/2024	06/30/2023
Trade and other payables	161,473,722	142,582,166	5,146,003	8,225,508
Borrowings	163,083,713	168,310,605	—	—
Secured notes	79,722,978	75,213,146	—	—
Lease liability	12,271,838	13,889,223	—	—
Consideration for acquisition of assets	5,614,003	4,993,256	—	—
Total	422,166,254	404,988,396	5,146,003	8,225,508

Schedule of fair value by hierarchy

Measurement at fair value at 03/31/2024	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	4,497,915	—	—
Mutual funds	9,304,234	—	—
Other investments	2,650,934	—	—
Financial liability at fair value
Trade and other payables	—	5,146,003	—

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Schedule of net exposure

Net foreign currency position	03/31/2024
Amount expressed in US$	(16,326,836)